Stock-Based Compensation - Summary of Stock Award Activity and Related Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Performance share units (PSUs)
Stock Award Activity
Beginning balance (in shares)	4,083,499
Granted (in shares)	1,564,083	1,723,730	1,788,050
Vested (in shares)	(882,426)
Forfeited (in shares)	(495,109)
Ending balance (in shares)	4,270,047	4,083,499
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 16.35
Granted (in dollars per share)	28.93	$ 17.74	$ 21.08
Vested (in dollars per share)	20.95
Forfeited (in dollars per share)	26.35
Ending balance (in dollars per share)	$ 25.79	$ 16.35
Stock awards, related information
Unrecognized cost for nonvested awards (in dollars)	$ 46,820
Weighted average future recognition period (in years)	2 years 18 days
Restricted Stock Units (RSUs)
Stock Award Activity
Beginning balance (in shares)	106,223
Granted (in shares)	68,142	117,745	117,551
Vested (in shares)	(114,452)
Forfeited (in shares)	0
Ending balance (in shares)	59,913	106,223
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 21.00
Granted (in dollars per share)	30.23	$ 21.12	$ 19.14
Vested (in dollars per share)	21.67
Forfeited (in dollars per share)	0.00
Ending balance (in dollars per share)	$ 30.21	$ 21.00
Stock awards, related information
Unrecognized cost for nonvested awards (in dollars)	$ 677
Weighted average future recognition period (in years)	4 months 13 days